Average Annual Total Returns{- Investor Freedom® 2020 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-10 - Investor Freedom® 2020 Portfolio	VIP Investor Freedom 2020 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2020 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2020 Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0202 Past 1 year	F0202 Past 5 years	F0202 Past 10 years
Total	14.95%	9.92%	8.09%	18.40%	15.22%	13.88%	12.75%	9.49%	8.08%